Inventories - Additional Information (Detail) - Events After Reporting Period [member]	Mar. 25, 2019 Aircraft
Ipanema [member]
Classes of inventories [line items]
Aircraft inventories	1
Phenom 300 [member]
Classes of inventories [line items]
Aircraft inventories	1